Bank Loans - Schedule of Company Maintains the Following Lines of Credit (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 6,760,000	€ 13,270,000
Carrying Value	(4,555,245)	4,279,193
Caixabank [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 2,500,000	€ 2,500,000
Nominal interest rate	0.60%	0.60%
Maturity	3/25/2025	3/25/2025
Carrying Value	€ (2,356,856)	€ 2,455,013
BBVA [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 1,000,000	€ 1,570,000
Nominal interest rate	1.90%	1.90%
Maturity	12/22/2025	12/22/2025
Carrying Value		€ 992,712
BBVA [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 570,000
Nominal interest rate	1.90%
Maturity	12/22/2025
Carrying Value	€ (1,294,656)
Bankinter [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 2,690,000
Nominal interest rate	0.90%
Maturity	3/20/2025
Carrying Value	€ (903,733)
Sabadell [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit		€ 2,400,000
Nominal interest rate		1.20%
Maturity		2/8/2025
Carrying Value		€ 196,576
Santander [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit		€ 4,000,000
Nominal interest rate		0.45%
Maturity		2/28/2025
Carrying Value		€ 30,720
Bankinter [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit		€ 2,690,000
Nominal interest rate		0.90%
Maturity		3/20/2025
Carrying Value		€ 494,172
Bankinter [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit		€ 110,000
Nominal interest rate		0.75%
Maturity		3/20/2025
Carrying Value		€ 110,000